ALLIANCE MUNICIPAL TRUST -CONNECTICUT PORTFOLIO

ALLIANCE CAPITAL


ANNUAL REPORT
JUNE 30, 1998



STATEMENT OF NET ASSETS
JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          MUNICIPAL BONDS-103.7%
          CONNECTICUT-76.3%
          CHESHIRE GO
          Series '97
$   500   8/01/98                                  3.83%     $   501,060
          CONNECTICUT DEVELOPMENT AUTHORITY
          (Exeter Energy Project)
          Series '89B AMT VRDN (a)
  3,700   12/01/19                                 4.30        3,700,000
          CONNECTICUT DEVELOPMENT AUTHORITY
          (Independent Living)
          Series '90 VRDN (a)
  6,405   7/01/15                                  3.35        6,405,000
          CONNECTICUT DEVELOPMENT AUTHORITY
          (Rand Whitney Project)
          Series '93 AMT VRDN (a)
  4,500   8/01/23                                  3.35        4,500,000
          CONNECTICUT DEVELOPMENT AUTHORITY
          Res. Rec. (Exeter Energy Project)
          Series '89C AMT VRDN (a)
  1,000   12/01/19                                 4.30        1,000,000
          CONNECTICUT DEVELOPMENT
          AUTHORITY PCR
          (Central Vermont Public Service)
          Series '85 VRDN (a)
  1,000   12/01/15                                 3.55        1,000,000
          CONNECTICUT DEVELOPMENT AUTHORITY PCR
          (Connecticut Light and Power Co.)
          Series '93A VRDN (a)
  5,490   9/01/28                                  3.50        5,490,000
          CONNECTICUT DEVELOPMENT AUTHORITY PCR
          (Connecticut Light and Power Co.)
          Series '96A AMBAC AMT VRDN (a)
  5,900   5/01/31                                  3.45%       5,900,000
          CONNECTICUT DEVELOPMENT AUTHORITY PCR
          (Western Mass. Electric Co.)
          Series '93A VRDN (a)
  5,100   9/01/28                                  3.30        5,100,000
          CONNECTICUT GO
          (Economic Recovery Notes)
          Series '95
  1,000   12/15/98                                 3.69        1,005,907
          CONNECTICUT GO
          Series '89 Pre-refunded
  1,000   3/01/99                                  3.80        1,036,877
          CONNECTICUT GO
          Series '94C
    900   8/15/98                                  3.77          901,736
          CONNECTICUT HEFA
          (Bradley Health Care)
          Series B VRDN (a)
  5,000   7/01/29                                  3.25        5,000,000
          CONNECTICUT HEFA
          (Jerome Home Project)
          Series C VRDN (a)
  3,730   7/01/19                                  3.25        3,730,000
          CONNECTICUT HEFA
          (Pomfret School Issue)
          Series '95A VRDN (a)
  1,000   7/01/24                                  3.50        1,000,000
          CONNECTICUT HEFA
          (St. Raphael Hospital)
          Series '98J VRDN (a)
  2,000   7/01/22                                  3.15        2,000,000
          CONNECTICUT HEFA
          (St. Raphael Hospital)
          Series '98K VRDN (a)
  1,000   7/01/22                                  3.15        1,000,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          CONNECTICUT HEFA
          (Yale University)
          Series '97T VRDN (a)
$ 1,650   7/01/29                                  3.45%     $ 1,650,000
          CONNECTICUT HEFA
          (Yale University)
          Series '97T VRDN (a)
  3,200   7/01/29                                  3.50        3,200,000
          CONNECTICUT SPECIAL ASSESSMENT
          UNEMPLOYMENT COMPENSATION
          Series '93C FGIC PPB (a)
  5,000   11/15/01                                 3.60        5,000,000
          CONNECTICUT SPECIAL ASSESSMENT
          UNEMPLOYMENT COMPENSATION
          Series '93C FGIC PPB (a)
  7,000   11/15/01                                 3.90        7,000,000
          CONNECTICUT SPECIAL TAX OBLIGATION
          (2nd Lien Transportation
          Infrastructure)
          Series '90-1 VRDN (a)
  9,100   12/01/10                                 3.50        9,100,000
          CONNECTICUT SPECIAL TAX OBLIGATION
          (Transport Infrastructure)
          Series '89 Pre-refunded
  1,000   7/01/99                                  3.69        1,046,690
          DANBURY GO
    510   8/01/98                                  3.82          510,812
          EAST HAVEN GO BAN
          Series '97
  1,500   9/01/98                                  3.85        1,500,366
          FAIRFIELD GO BAN
          Series '97
  1,947   7/01/98                                  3.60        1,947,000
          HAMDEN GO BAN
          Series '97
  2,000   8/14/98                                  3.80        2,000,464
          LEDYARD GO BAN
          Series '97
  4,085   8/13/98                                  3.80        4,085,927
          NEW HAVEN GO
          Series '97B FGIC
  1,575   9/01/98                                  3.65%       1,576,574
          NORWICH GO BAN
          Series '97
  1,210   11/10/98                                 3.71        1,211,198
          SHELTON GO BAN
          Series '97
  2,000   12/08/98                                 3.65        2,003,890
          SHELTON GO BAN
          Series '97
  1,465   12/08/98                                 3.65        1,467,228
          STAMFORD HFA MFHR
          (Morgan Street Project)
          Series '94 AMT VRDN (a)
  1,600   8/01/24                                  3.55        1,600,000
          UNIVERSITY OF CONNECTICUT
          (Student fee) Series '98A MBIA
    560   11/15/98                                 3.65          559,781
                                                             ------------
                                                              94,730,510

          COLORADO-2.7%
          COLORADO STUDENT
          OBLIGATION AUTHORITY
          Student Loan Revenue
          Series '89A AMT VRDN (a)
  3,400   3/01/24                                  3.50        3,400,000

          ILLINOIS-0.8%
          ST. CHARLES IDA
          (Pier 1 Imports-Midwest Project)
          AMT VRDN (a)
  1,000   12/15/26                                 3.75        1,000,000

          LOUISIANA-4.2%
          WEST BATON ROUGE IDA
          (Dow Chemical Co.)
          Series '93 AMT VRDN (a)
  3,200   12/01/23                                 4.05        3,200,000
          WEST BATON ROUGE IDA
          (Dow Chemical Co.)
          Series '95 AMT VRDN (a)
  2,000   11/01/25                                 4.05        2,000,000
                                                             ------------
                                                               5,200,000


2



ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)   SECURITY#                               YIELD          VALUE
-------------------------------------------------------------------------
          MASSACHUSETTS-1.0%
          MASSACHUSETTS INDUSTRIAL
          FINANCE AGENCY PCR
          (Holyoke Water & Power Co.)
          Series '90 AMT VRDN (a)
$ 1,200   12/01/20                                 3.30%    $  1,200,000

          NEW YORK-3.6%
          NEW YORK CITY IDA
          (Nippon Cargo Air Project)
          Series '92 AMT VRDN (a)
  4,400   11/01/15                                 4.30        4,400,000

          OHIO-2.0%
          OHIO AIR QUALITY
          DEVELOPMENT AUTHORITY PCR
          (JMG Funding Partnership)
          Series '94B AMT VRDN (a)
  2,500   4/01/28                                  3.65        2,500,000

          PENNSYLVANIA-1.9%
          PENNSYLVANIA ECONOMIC
          DEVELOPMENT FINANCE AUTHORITY
          (National Gypsum Co.)
          Series '97A AMT VRDN (a)
  1,000   11/01/27                                 3.70        1,000,000
          PENNSYLVANIA HIGHER EDUCATION
          Student Loan Revenue
          Series '88C AMT VRDN (a)
  1,400   7/01/18                                  3.50        1,400,000
                                                            -------------
                                                               2,400,000

          SOUTH CAROLINA-4.4%
          BERKELEY COUNTY IDB
          (Nucor Corp. Project)
          Series '95 AMT VRDN (a)
  5,500   9/01/28                                  3.65        5,500,000

          TENNESSEE-1.2%
          VOLUNTEER STATE STUDENT
          LOAN REVENUE CORP.
          Series '88A-2
          AMT VRDN (a)
  1,500   12/01/23                                 3.65%       1,500,000

          TEXAS-4.4%
          AUSTIN COUNTY AIRPORT REVENUE BONDS
          Series '95A AMT VRDN (a)
  2,400   11/15/17                                 3.55        2,400,000
          GULF COAST SOLID WASTE IDA
          (Citgo Petroleum Corp.)
          Series '94 AMT VRDN (a)
  3,000   4/01/26                                  4.00        3,000,000
                                                            -------------
                                                               5,400,000

          VERMONT-1.2%
          VERMONT HEFA
          (Capital Asset Finance Program)
          Series '97-1 VRDN (a)
  1,488   6/01/22                                  3.50        1,488,000
          Total Municipal Bonds
          (amortized cost $128,718,510)                      128,718,510

          COMMERCIAL PAPER-4.0%
          CONNECTICUT-4.0%
          CONNECTICUT HEFA
          (Yale University) Series P
  4,000   9/15/98                                  3.60        4,000,000
          CONNECTICUT HEFA
          (Yale University) Series P
  1,000   9/01/98                                  3.70        1,000,000
          Total Commercial Paper
          (amortized cost $5,000,000)                          5,000,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

                                                                 VALUE
-------------------------------------------------------------------------
          TOTAL INVESTMENTS-107.7%
          (amortized cost $133,718,510)                     $133,718,510
          Other assets less liabilities-(7.7%)                (9,611,544)

          NET ASSETS-100%
          (offering and redemption
          price of $1.00 per share;
          124,136,558 shares outstanding)                   $124,106,966


#    All securities either mature or their interest rate changes in one year or less.

(a) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

     Glossary of Terms:
     AMBAC American Municipal Bond Assurance Corporation
     AMT   Alternative Minimum Tax
     BAN   Bond Anticipation Note
     FGIC  Financial Guaranty Insurance Company
     GO    General Obligation
     HEFA  Health & Educational Facility Authority
     HFA   Housing Finance Agency/Authority
     IDA   Industrial Development Authority
     IDB   Industrial Development Bond
     MBIA  Municipal Bond Investors Assurance
     MFHR  Multi-Family Housing Revenue
     PCR   Pollution Control Revenue

     See notes to financial statements.


4



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $4,271,429

EXPENSES
  Advisory fee (Note B)                              $   589,695
  Distribution assistance and administrative
    service (Note C)                                     475,225
  Transfer agency (Note B)                                74,939
  Custodian fees                                          71,440
  Registration fees                                       11,514
  Printing                                                 9,222
  Audit and legal fees                                     8,023
  Trustees' fees                                           2,740
  Miscellaneous                                            1,589
  Total expenses                                       1,244,387
  Less: expense reimbursement and fee waiver            (147,494)
  Net expenses                                                       1,096,893
  Net investment income                                              3,174,536

UNREALIZED LOSS ON INVESTMENTS
  Net change in unrealized appreciation of investments                    (932)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $3,173,604


See notes to financial statements.


5



STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

                                                    YEAR ENDED     YEAR ENDED
                                                   JUNE 30,1998   JUNE 30,1997
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  3,174,536   $  2,779,714
  Net change in unrealized appreciation
    of investments                                         (932)          (267)
  Net increase in net assets from operations          3,173,604      2,779,447

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (3,174,536)    (2,779,714)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              21,495,926      6,799,768
  Total increase                                     21,494,994      6,799,501

NET ASSETS
  Beginning of year                                 102,611,972     95,812,471
  End of year                                      $124,106,966   $102,611,972


See notes to financial statements.


6



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1998
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio, Alliance Muncipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1998, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1997 to October 26, 1997 for expenses exceeding .80% of its average daily net assets and from October 27, 1997 to November 19, 1997 for expenses exceeding .85% of its average daily net assets. For the year ended June 30, 1998, the reimbursement amounted to $104,471.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $39,202 for the year ended June 30, 1998.


7



NOTES TO FINANCIAL STATEMENTS(CONTINUED)
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays the Adviser a distribution fee at the annual rate of up to .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1998, the distribution fee amounted to $294,847, of which $43,023 was waived. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the year ended June 30, 1998, such payments by the Portfolio amounted to $180,378, of which $91,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1998, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1998, the Portfolio had a capital loss carryforward of $29,592, of which $10,717 expires in 2000, $16,849 expires in 2002 and $2,026 expires in the year 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1998, capital paid-in aggregated $124,136,558. Transactions, all at $1.00 per share, were as follows:

                                                    YEAR ENDED      YEAR ENDED
                                                     JUNE 30,        JUNE 30,
                                                       1998            1997
                                                  -------------   -------------
Shares sold                                        433,663,681     454,599,210
Shares issued on reinvestments of dividends          3,174,536       2,779,714
Shares redeemed                                   (415,342,291)   (450,579,156)
Net increase                                        21,495,926       6,799,768


8



FINANCIAL HIGHLIGHTS
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH
YEAR

                                                                 YEAR ENDED JUNE 30,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $1.00        $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                       .027         .027         .028         .028         .017

LESS: DIVIDENDS
Dividends from net investment income           (.027)       (.027)       (.028)       (.028)       (.017)
Net asset value, end of year                   $1.00        $1.00        $1.00        $1.00        $1.00

TOTAL RETURN
Total investment return based on
  net asset value (b)                           2.75%        2.76%        2.88%        2.78%        1.71%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $124,107     $102,612      $95,812      $75,991      $57,314
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .93%         .80%         .80%         .80%         .77%
  Expenses, before waivers and
    reimbursements                              1.06%        1.10%        1.15%        1.21%        1.21%
  Net investment income (a)                     2.69%        2.72%        2.84%        2.77%        1.69%


(a)  Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.


9



INDEPENDENT AUDITOR'S REPORT
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

We have audited the accompanying statement of net assets of the Connecticut Portfolio of Alliance Municipal Trust as of June 30, 1998 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian and brokers.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Connecticut Portfolio of Alliance Municipal Trust as of June 30, 1998, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 24, 1998


10



ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

YIELDS. For current recorded yield information on Alliance
Municipal Trust, call on a touch-tone telephone toll-free
(800) 251-0539 and press the following sequence of keys:
1 # 1 # 2 8 #

For non-touch-tone telephones, call toll-free (800) 221-9513

ALLIANCE CAPITAL

DISTRIBUTION OF THIS REPORT OTHER THAN TO SHAREHOLDERS MUST
BE PRECEDED OR ACCOMPANIED BY THE FUND'S CURRENT PROSPECTUS,
WHICH CONTAINS FURTHER INFORMATION ABOUT THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM
THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

ACTAR